Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of authorized share capital
Our authorized and issued share capital as at December 31, 2023, was as follows:

	Authorized			Issued
As at December 31 (millions)	2023	2022	2021	2023	2022	2021
Preferred Shares	unlimited	unlimited	unlimited	—	—	—
Equity Shares
Class A	n/a	n/a	unlimited	n/a	n/a	n/a
Class B, redesignated as Multiple Voting Shares	unlimited	unlimited	unlimited	167	200	200
Class C	n/a	n/a	unlimited	n/a	n/a	n/a
Class D	n/a	n/a	unlimited	n/a	n/a	n/a
Class E, redesignated as Subordinate Voting Shares	unlimited	unlimited	unlimited	107	67	66